CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME(LOSS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Fulfillment expenses	$ 9,239,241	$ 14,398,579	$ 16,956,520
Sales and marketing	27,859,522	45,753,811	40,205,943
General and administrative	18,759,164	11,036,905	8,496,574
Research and development	1,052,361	1,105,535	1,808,422
Total operating expenses	64,177,884	72,294,830	67,432,698
Loss from operations	(56,180,028)	(13,655,691)	4,616,144
Finance expense, net	(1,883,917)	(2,615,282)	(2,513,847)
Foreign exchange gain, net	(860,799)	979,103	(392,955)
Net Income/(loss)	(55,685,017)	(13,485,152)	1,934,898
Less: Accretion on Series A convertible redeemable preferred shares to redemption value			(1,022,461)
Net (loss)/income attributable to ECMOHO Limited's ordinary shareholders	(55,655,198)	(13,298,912)	962,337
Net income/(loss)	(55,655,198)	(13,298,912)	2,296,555
Foreign currency translation adjustment, net of nil tax	(5,560,395)	6,360,165	(887,407)
Foreign currency translation adjustment tax portion	0	0	0
Comprehensive income/(loss) attributable to ECMOHO Limited	(61,215,650)	(6,996,649)	1,452,289
ECMOHO LIMITED
Operating expenses:
Fulfillment expenses	(81,802)	(40,898)
Sales and marketing	(1,491,912)	(192,685)
General and administrative	(2,149,580)	(1,538,732)	(616,906)
Research and development	(107,835)	(28,740)
Total operating expenses	(3,831,129)	(1,801,055)	(616,906)
Loss from operations	(3,831,129)	(1,801,055)	(616,906)
Finance expense, net	(234,038)	(264,176)
Foreign exchange gain, net	294,578	103,132
Other income	160,459
Equity in income(loss) of subsidiaries and VIEs	(52,045,068)	(11,336,812)	2,601,704
Net Income/(loss)	(55,655,198)	(13,298,912)	1,984,798
Net (loss)/income attributable to ECMOHO Limited's ordinary shareholders	(55,655,198)	(13,298,912)	962,337
Net income/(loss)	(55,655,198)	(13,298,912)	1,984,798
Foreign currency translation adjustment, net of nil tax	(5,560,452)	6,302,263	(844,266)
Foreign currency translation adjustment tax portion	0	0	0
Comprehensive income/(loss) attributable to ECMOHO Limited	(61,215,650)	(6,996,649)	1,140,532
Accretion to redemption value of redeemable non-controlling interests	$ 0	$ 0	311,757
ECMOHO LIMITED | Series A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on Series A convertible redeemable preferred shares to redemption value			$ (1,022,461)